Fair value estimation (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Summary of fair value of financial instruments

The following table presents the Group’s financial instruments that are measured at fair value at each information of financial position date:

	Level 1	Level 2	Level 3	To tal
	RMB’000	RMB’000	RMB’000	RMB’000
At June 30, 2023
Financial assets at fair value through profit or loss	—	—	16,275	16,275
Financial assets at fair value through other comprehensive income	107,444	—	—	107,444
Total	107,444	—	16,275	123,719